Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 625	$ 23	$ 61
Other current assets	51	23
Prepaid expenses		8,772	26,250
Total Current assets	676	46	26,311
Property and Equipment, Net	14	17
Total assets	690	63	26,311
Current Liabilities
Current maturities of long term bank loan	29	32
Accounts payable	123	120	29,172
Accrued interest and expenses		198,114	122,825
Note payable		4,963	25,407
Advances from stockholder		200,111	146,357
Convertible notes payable		450,015	450,015
Other accounts liabilities	131	209
Stockholders loans		726
Convertible Loans	830	450
Fair Value of convertible component in convertible loan	138
Total current liabilities	1,251	1,537	773,776
Convertible Loans	334
Promissory note payable		35,000
Fair Value of convertible component in convertible loan	129
Stockholders loans	282	280
Long term bank loans		5
Total liabilities	1,996	1,822	773,776
COMMITMENTS AND CONTINGENCIES
Stockholders' Equity
Common stocks of US$ 0.0001 par value each ("Common Stocks"): 100,000,000 shares authorized as of March 31, 2020 and December 31, 2019; issued and outstanding 40,075,151 and 25,130,126 shares as of March 31, 2020 and December 31, 2019, respectively.	4	2	117
Additional paid-in capital	3,144	2,002	143,046
Accumulated deficit	(4,454)	(3,763)	(890,628)
Total stockholders' deficit	(1,306)	(1,759)	(747,465)
Total liabilities and stockholders' deficit	$ 690	$ 63	$ 26,311